Apr. 20, 2026
Principal CLO ETF
Objective:
The Fund seeks to provide current income
and, as a secondary objective, capital appreciation during periods of rising U.S. interest rates.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses(2)	0.19%

(1)  Based on estimated amounts.

(2)  The investment management agreement (the "Management Agreement") between the Fund and Principal Global Investors, LLC ("PGI") provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Fund's Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses, and tax reclaim recovery expenses and other extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Principal CLO ETF	$19	$61

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This Fund is new and does not have a portfolio turnover rate to disclose.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in collateralized loan obligations ("CLOs"). A CLO security is an asset-backed security issued in different tranches, each with varying degrees of risk and yield, by a trust or other special purpose vehicle. CLOs are typically collateralized by an underlying portfolio of loan obligations, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans are selected by a CLO's manager. The Fund will invest primarily in senior tranches of CLO securities, which ordinarily are investment grade-rated, the lowest level of risk and the lowest yields.

The Fund may invest in floating rate securities, including U.S. Treasury and government securities and securitized assets (CMOs, CMBS and ABS). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains a portfolio duration of less than 1 year.

The Fund also invests in derivatives, including futures, credit default swaps and other types of swaps, for hedging purposes, for tactical positioning, and to manage duration. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

The Fund's investment process relies on the professional judgment of the team's portfolio managers and analysts to carry out an approach that combines fundamental, technical and valuation considerations to source ideas in both a top-down and bottom-up fashion. The analysts assess interest rate trends, economic conditions, and market outlook when analyzing each potential security, considering its structure features, loan level performance, and cash flow dynamics. Portfolio managers will consider this assessment when selecting securities and constructing the Fund's portfolio.

The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.

Performance

No performance information is shown because the Fund has not yet had a calendar year of performance. The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The JP Morgan CLOIE AAA Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information (when available) at www.principalam.com/etfperformance.